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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2004

               Check here if Amendment [ ]; Amendment Number:

              This Amendment (Check only one.):
               [ ] is a restatement.
               [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                   Suite 2555
                         San Francisco, California 94111

                              Form 13F File Number:

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the
         person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362.7677



                                 /s/ Yedi Wong
                            ------------------------
                            San Francisco, California
                                February 11, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       36

                    Form 13 F Information Table Value Total:

                              $ 84,400 (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


INITIAL FILING
                                     FORM 13F INFORMATION TABLE
                                 LONESTAR CAPITAL MANAGEMENT, LLC
                                      AS OF DECEMBER 31, 2004



Column 1                     Column 2        Column 3  Column 4    Column 5            Column 6    Column 7    Column 8

                                                                   SHARES/
                                                       VALUE       PRN      SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000)    AMOUNT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp                 COM             038505103    693     400,600    SH           SOLE      NONE       400,600
Bema Gold Corp               COM             08135f107  1,466     480,000    SH           SOLE      NONE       480,000
Blockbuster Inc              CL A            093679108  5,249     550,200    SH           SOLE      NONE       550,200
Candies Inc                  COM             137409108    183      33,900    SH           SOLE      NONE        33,900
Career Education Corp        PUT             141665109  1,600      40,000    SH   P       SOLE      NONE        40,000
Caremark RX Inc              PUT             141705103  2,760      70,000    SH   P       SOLE      NONE        70,000
Congoleum Corp New           CL A            207195108  1,794     324,500    SH           SOLE      NONE       324,500
Crossroads Sys Inc           COM             22765D100    146     100,000    SH           SOLE      NONE       100,000
Countrywide Financial Corp   PUT             222372104  1,110      30,000    SH   P       SOLE      NONE        30,000
Ebay                         PUT             278642103  5,817      50,000    SH   P       SOLE      NONE        50,000
Federal Home Ln Mtg Corp     CALL            313400301  4,422      60,000    SH   C       SOLE      NONE        60,000
Federal Natl Mtg Assn        PUT             313586109  2,848      40,000    SH   P       SOLE      NONE        40,000
Federated Dept Stores Inc DE PUT             31410H101  2,312      40,000    SH   P       SOLE      NONE        40,000
Gene Logic Inc               COM             368689105  3,682   1,000,600    SH           SOLE      NONE     1,000,600
Goldcorp Inc New             COM             380956409  1,203      80,000    SH           SOLE      NONE        80,000
Grace W R & Co DEL New       CALL            38388F108  1,361     100,000    SH   C       SOLE      NONE       100,000
Hines Horticulture Inc       COM             433245107  2,085     600,800    SH           SOLE      NONE       600,800
Hollywood Entmt Corp         COM             436141105  2,094     160,000    SH           SOLE      NONE       160,000
Investors Finl Services Corp PUT             461915100  1,999      40,000    SH   P       SOLE      NONE        40,000
Lexmark Intl New             PUT             529771107  1,700      20,000    SH   P       SOLE      NONE        20,000
Lubys Inc                    COM             549282101    431      57,400    SH           SOLE      NONE        57,400
Maxygen Inc                  COM             577776107    716      56,000    SH           SOLE      NONE        56,000
MBIA Inc                     PUT             55262C100  1,266      20,000    SH   P       SOLE      NONE        20,000
McDermott Intl Inc           COM             580037109  8,813     480,000    SH           SOLE      NONE       480,000
Mercer Ins Group Inc         COM             587902107  3,578     266,400    SH           SOLE      NONE       266,400
Movie Gallery Inc            COM             624581104  3,345     175,400    SH           SOLE      NONE       175,400
NTL Inc Del                  COM             62940M104  1,459      20,000    SH           SOLE      NONE        20,000
Parker Drilling Co           COM             701081101  4,988   1,269,200    SH           SOLE      NONE     1,269,200
Plains Exploration & Prod Co COM             726505100  1,560      60,000    SH           SOLE      NONE        60,000
Plumtree Software Inc        COM             72940Q104  1,266     280,000    SH           SOLE      NONE       280,000
S R Telecom Inc              COM NEW         78464P208  1,039     328,600    SH           SOLE      NONE       328,600
Sears Roebuck & Co           COM             812387108  4,593      90,000    SH           SOLE      NONE        90,000
Todco                        CL A            88889T107  1,474      80,000    SH           SOLE      NONE        80,000
USEC Inc                     COM             90333E108    969     100,000    SH           SOLE      NONE       100,000
Westmoreland Coal Co         PFD DP A CV1/4  960878304  3,698      64,735    SH           SOLE      NONE        64,735
Wet Seal Inc                 CL A            961840105    681     300,000    SH           SOLE      NONE       300,000
